ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn”, the “Company” “we,” “us,” or “our”) is a development-stage company that creates blood purification technologies to overcome clearly defined limitations in healthcare.

Sigyn Therapy™, our lead product candidate, is being advanced to treat life-threatening conditions that are not addressed with market-cleared drug agents. Candidate treatment indications include endotoxemia, sepsis (a leading cause of hospital deaths), community acquired pneumonia (a leading cause of infectious disease deaths), drug-resistant bacterial infections, and emerging pandemic viral threats.

Our therapeutic pipeline is comprised of technologies that we have designed to improve the targeted delivery of cancer drug agents. ChemoPrepTM and ChemoPureTM are components of a therapeutic system to improve the delivery of chemotherapy and reduce its toxicity. ImmunePrepTM is a novel platform to enhance the potential efficacy of immunotherapeutic antibodies (including checkpoint inhibitors). At present, we have no market approved medical products and there is no assurance that we will be able to commercialize any of our product candidates.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

Effective January 19, 2024, Board of Directors declared a one-for-forty reverse stock split to shareholders of record on or before January 31, 2024 of the Company’s issued and outstanding shares of common stock, outstanding warrants and options. The number of shares of common stock and convertible preferred shares obtainable upon exercise or conversion and the exercise prices and conversion rate have been equitably adjusted. As such, all share and per share amounts have been retroactively adjusted to reflect the reverse stock split.

As of February 16, 2024, we have a total of 1,224,315 shares issued and outstanding, of which 647,415 shares are held by non-affiliate stockholders.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn”, the “Company”, “we,” “us,” or “our”) is a development-stage company focused on creating therapeutic solutions that address unmet needs in global health.

Sigyn Therapy™, our lead product candidate, is a broad-spectrum blood purification technology designed to treat pathogen-associated inflammatory disorders that are not addressed with approved drug therapies. Candidate treatment indications include endotoxemia and inflammation in end-stage renal disease (dialysis) patients, sepsis (a leading cause of hospital deaths), community acquired pneumonia (a leading cause of death among infectious diseases), and emerging pandemic threats.

Our development pipeline includes a cancer treatment system comprised of ChemoPrep™ to enhance the tumor site delivery of chemotherapy, and ChemoPure™ to reduce treatment toxicity and inhibit the spread of cancer metastasis.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of March 31, 2023, we have a total 1,067,833 shares issued and outstanding, of which 426,833 shares are held by non-affiliate stockholders.